INCOME TAXES (Schedule of Current and Deferred Components) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Current tax benefit		$ 0	¥ (4)
Deferred tax benefit		0	3,657
Income tax benefit	¥ 0	$ 0	¥ 3,653